Pension Plans and Other Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Pension Plans and Other Benefit Plans
Schedule of components of net defined benefit liability, costs for the defined benefit plans and reconciliation of the net present value of the defined benefit obligation

	Millions of Euros
	31/12/2025	31/12/2024
From pension plans	93	95
From similar obligations	17	18
Net present value of defined benefit obligations	110	113
For pension plans	9	9
For similar obligations	2	2
Fair value of plan assets	11	11
From pension plans	84	86
From similar obligations	15	16
Net defined benefit liability	99	102

	Millions of Euros
	31/12/2025	31/12/2024
Current service cost	5	5
Net interest expenses	3	3
Total expenses recognised in profit and loss	8	8
Actuarial (gains)/losses due to experience adjustments	(2)	(2)
Actuarial (gains)/losses due to changes in financial assumptions	(4)	(1)
Revaluation recognised directly in other comprehensive income	(6)	(3)
Defined benefit costs	2	5

	Millions of Euros
	31/12/2025	31/12/2024
Net present value of defined benefit obligation	113	111

Current service cost	6	6
Interest expense	3	3
Expenses recognised in the statement of profit and loss	9	9

Actuarial losses due to experience adjustments	(2)	(2)
Actuarial gains due to changes in financial assumptions	(4)	(1)
Revaluation recognised directly in other comprehensive income	(6)	(3)

Pension benefits paid	(6)	(4)
Net present value of defined benefit obligations at 31 December	110	113

Schedule of expected payment on current and pension obligations

	Millions of Euros
	31/12/2025	31/12/2024
In the next 12 months	5	7
Between 2 and 5 years	24	23
Between 5 and 10 years	31	30
After 10 years	128	127
Total expected payments	188	187

Schedule of asset classes composing fair value of plan assets

	Millions of Euros
	31/12/2025	31/12/2024
Cash and cash equivalents	—	3
Financial investment	3	—
Fund shares	8	8
Total assets	11	11

Schedule of actuarial assumptions used to calculate the pension plan provision

	31/12/2025	31/12/2024
Discount rate	3.9%	3.5%
Expected return on plan assets	3.3%	3.4%
Rate of increase for wages and salaries	3.4%	3.4%
Rate of interest for pensions	2.0%	2.0%
Employee turnover rate	3.0%	3.0%

Schedule of sensibility analysis of parameter change

The actuarial rate of interest, salary trend, pension trend and life expectancy are regarded as material assumptions. These parameters are shown in the following overview together with information on the parameter changes and their impact on the net present value calculation as of 31 December 2025.

	Millions of Euros
	Parameter change	Impact on the pension obligation
Rate of interest	Increase by 50 basis points	(5)
Rate of interest	Decrease by 50 basis points	6
Pension trend	Increase by 100 basis points	6
Pension trend	Decrease by 100 basis points	(5)
Life expectancy	Increase by one year	3

The impact on the net present value calculation as of 31 December 2024 is as follows:

	Millions of Euros
	Parameter change	Impact on the pension obligation
Rate of interest	Increase by 50 basis points	(5)
Rate of interest	Decrease by 50 basis points	6
Pension trend	Increase by 100 basis points	6
Pension trend	Decrease by 100 basis points	(5)
Life expectancy	Increase by one year	3

Schedule of breakdown of expense for defined contribution plans

	Millions of Euros
	31/12/2025	31/12/2024
Employer contributions to statutory pension scheme	14	13
	14	13